TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:
Pursuant to Amendment 73 to the Investment Law adopted in 2017, a Company located in the Center of Israel that meets the conditions for “Preferred Technological Enterprises”, is subject to tax rate of

12
% tax rate. The Company believes it meets those conditions.
Income not eligible for Preferred Enterprise benefits is taxed at a regular rate of
23
%
.
Prior to 2012, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.
Reduced income under

the Investment Law including the Preferred Enterprise Regime and Preferred Technological Enterprise Regime will be freely distributable as dividends, subject to a 15% or 20% withholding tax (or lower rate for non Israeli resident shareholder, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income and Technological Preferred Enterprise to an Israeli company, no
withholding tax will be remitted.
Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013, to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the Company until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election. The Company has elected to apply the temporary tax relief by the respective date and believes it meets those conditions.
Company’s tax assessments through 2015 tax year are considered final.

2.	Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, Check Point Ltd. and its Israeli subsidiaries calculate their tax liability in dollar according to certain orders.
The tax liability, as calculated in dollar is translated into New Israeli Shekels according to the exchange rate as of December 31 st
of each year.
b.	Income taxes of non-Israeli subsidiaries:
Non-Israeli
subsidiaries are taxed according to the tax laws in their respective countries of residence.
The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely or if distributed, no tax liability will be imposed. Undistributed earnings of foreign subsidiaries that are not distributed amounted to
$421.2 and unrecognized deferred tax liability related to such earning amounted to $76.2 as of December 31
, 2020
.

c.	Deferred tax assets and liabilities:
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2020 and 2019, the Company’s deferred taxes were in respect of the following:

	December 31,
	2020	2019

Carry forward tax losses	$81.5	$76.2
Employee stock based compensation	27.6	25.9
Deferred revenues	10.5	26.3
Other	39.1	41.2

Deferred tax assets before valuation allowance	158.7	169.6
Valuation allowance – mainly in respect to carryforward losses	(59.2)	(57.7)

Deferred tax asset	99.5	111.9

Intangible assets	(21.0)	(16.9)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(14.2)	(10.2)

Deferred tax liability	(45.1)	(37.0)

Deferred tax asset, net	$54.4	$74.9

*) As of December 31, 2020 and 2019 unrecognized tax benefit in the amounts of $20.0 and $19.6 was presented net from deferred tax asset.
Through December 31, 2020, the U.S. subsidiaries had a U.S. federal loss carry-forward of approximately
$331.3 expiring gradually beginning 2021, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Through December 31, 2020, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $80.3, which expires between fiscal years 2021 and fiscal 2034, and is subject to limitations on their utilization.

Through December 31, 2020, the U.S. subsidiaries had federal and states research and development tax credits of approximately

$23.4, which expire between fiscal years 2021 and fiscal 2040 and are subject to limitations on their utilization.

d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$896.8	$881.1	$902.3
Foreign	74.0	81.3	76.6

	$970.8	$962.4	$978.9

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2020	2019	2018

Domestic taxes:
Current	$112.0	$111.9	$120.9
Deferred	0.8	2.0	11.1

	112.8	113.9	132.0

Foreign taxes:
Current	1.7	15.3	19.9
Deferred	9.7	7.5	5.7

	11.4	22.8	25.6

Taxes on income	$124.2	$136.7	$157.6

f.
The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31 ,
	2020			2019

Beginning balance		$412.9		$375.1
Increases related to tax positions taken during prior years		49.4		43.2
Decreases related to statute of limitations		(72.8)		(62.7)
Increases related to tax positions taken during the current year		53.3		57.3

Ending balance	$	*)442.8	$	*)412.9

*) As of December 31, 2020 and 2019 unrecognized tax benefit in the amounts of

$20.0 and $19.6 was presented net from deferred tax asset.
Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.
The Company adjust the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available. There is a reasonable possibility that

$71.4 out of the unrecognized tax benefit liability will be adjusted within 12 months due to statute of limitations.
During the years ended December 31, 2020, 2019 and 2018,

the Company recorded $(0.6), $4.2 and $5.5, respectively for interest expense (income) related to uncertain tax positions. As of December 31
, 2020
and 2019
, the Company had accrued interest liability related to uncertain tax positions in the amounts of $34.3 and $34.9, respectively, which is included within income tax accrual on the balance sheets. The Company did not accrue penalties during the years ended December 31
, 2020
and 2019
.
The Company files federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry-forward tax losses and overall credit carry-forward position, except for Check Point Software Technologies Inc. that the assessment statue period for tax years throughout 2016 have expired.
The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

g.	Reconciliation of the theoretical tax expenses:
Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2020	2019		2018

Income before taxes as reported in the statements of income	$970.8	$962.4		$978.9

Statutory tax rate in Israel	23%	23%		23%

Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(11%)	(11	% )	(9	% )
Others, net	1%	2%		2%

Effective tax rate	13%	14%		16%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.73	$0.66		$0.57

*) Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.72	$0.65		$0.56